Cover	6 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Central Index Key	0001554625
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Priority Income Fund, Inc.
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31